Shareholders' Equity (Details) - Schedule of the company's RSU award activity - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Shareholders' Equity (Details) - Schedule of the company's RSU award activity [Line Items]
Outstanding beginning balance | shares
Weighted average grant date fair value, beginning balance | $ / shares
Granted | shares	6,603,962
Weighted average grant date fair value, Granted | $ / shares	$ 0.44
Vested | shares	(1,367,895)
Weighted average grant date fair value, Vested | $ / shares	$ 0.23
Forfeited | shares	(2,782,895)
Weighted average grant date fair value, Forfeited | $ / shares	$ 0.57
Outstanding ending balance | shares	2,453,172
Weighted average grant date fair value, ending balance | $ / shares	$ 0.42